CAPITAL STOCK - Disclosure of detailed information about options, valuation assumptions (Details) - Year	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Risk free interest rate	0.88%	0.42%
Expected life (years)	5	5
Expected volatility	53.30%	61.70%
Dividend yield	0.00%	0.00%